Shareholder Fees {- Fidelity® Real Estate Index Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity Real Estate Index Fund PRO-08 | Fidelity® Real Estate Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none